CONVERTIBLE DEBT INSTRUMENTS - Addition Information (Details) - BRL (R$) R$ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Disclosure of detailed information about borrowings [line items]
Fair value of conversion of shares, loss		R$ 766,117
Convertible debenture instrument
Disclosure of detailed information about borrowings [line items]
Interest payment	R$ 1,037,771	R$ (1,037,771)
Number of shares issued	9,074,454,000